Note 31 - Related party transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue, related party transactions	$ 267,518	$ 252,336	$ 289,083
Purchases of goods and services, related party transactions	348,144	321,783	548,763
Income from joint ventures in related party transactions	5,924	6,218	5,645
Amounts receivable (payable), related party transactions	82,262	83,857
Finance lease liabilities from associated companies	(857)	(1,026)
Finance lease liabilities from other related parties	(1,589)	(260)
Financial debt related parties	(2,446)	(1,286)
Techint Holdings S.àr.l. [Member]
Disclosure of transactions between related parties [line items]
Dividend distributed related party transactions	606,564	478,115	385,347
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	16,373	37,551	56,152
Sales of services to related parties	5,208	3,456	1,564
Purchases of goods to related parties	183,968	154,772	324,556
Purchases of services to related parties	16,676	17,544	13,349
Divicend received related party transactions	62,022	71,211	69,216
Receivables from non-consolidated parties	4,641	3,133
Payables to non-consolidated parties	(22,214)	(23,531)
Third party [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	117,918	83,250	121,679
Sales of services to related parties	127,875	127,940	109,553
Purchases of goods to related parties	30,037	70,425	61,366
Purchases of services to related parties	50,081	55,576	76,751
Receivables from non-consolidated parties	45,476	47,713
Payables to non-consolidated parties	(8,196)	(12,165)
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales of services to related parties	144	139	135
Purchases of goods to related parties	67,382	23,466	72,741
Income from joint ventures in related party transactions	5,924	6,218	$ 5,645
Receivables from non-consolidated parties	69,447	68,759
Payables to non-consolidated parties	$ (6,892)	$ (52)